Net Defined Benefit Liability (Asset) - Summary Of Key Actuarial Assumptions Used In Net Defined Benefit Liability Measurement (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of actuarial assumptions [Line Items]
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
Weighted average maturity of defined benefit liability	The weighted average maturity of defined benefit liability is a minimum of 5.49 to a maximum 11.4 years.	The weighted average maturity of defined benefit liability is a minimum of 5.49 to a maximum 11.4 years.	The weighted average maturity of defined benefit liability is a minimum of 5.49 to a maximum 11.4 years.
Bottom of range [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	2.40%	2.13%	2.18%
Future wage growth rate	2.03%	2.05%	1.89%
Top of range [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	3.49%	2.97%	2.50%
Future wage growth rate	5.56%	7.00%	6.00%